Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Redeemable convertible preferred stock, shares outstanding (in shares)	[1]	6,652,000
Operating lease right-of-use assets	[2]	$ 43,349,000	$ 43,724,000
Accounts payable	[3]	127,645,000	106,495,000
Current portion of operating lease liabilities	[4]	6,692,000	9,177,000
Long-term operating lease liabilities	[5]	$ 39,803,000	$ 37,224,000
Capital Unit, Class A
Common unit, units outstanding (in units)		0	19,495,376
Capital Unit, Class A-1
Common unit, units outstanding (in units)		0	1,842,520
Capital Unit, Class B
Common unit, units outstanding (in units)		0	4,703,628
Related Party
Operating lease right-of-use assets		$ 10,931,000	$ 13,077,000
Accounts payable		120,857,000	102,113,000
Current portion of operating lease liabilities		1,888,000	1,836,000
Long-term operating lease liabilities		$ 9,472,000	$ 11,631,000
Series A Preferred Stock
Par value (dollars per share)		$ 0.0001
Shares authorized (shares)		25,000,000
Shares issued (in shares)		6,651,610
Redeemable convertible preferred stock, shares outstanding (in shares)		6,651,610
Liquidation preference		$ 68,009,015
Common Class A
Common stock, par value (in usd per share)		$ 0.0001
Common stock, shares authorized (in shares)		200,000,000
Common stock, shares issued (in shares)		9,517,816
Common stock, shares outstanding (in shares)		9,517,816
Class B Common Stock
Common stock, par value (in usd per share)		$ 0.0001
Common stock, shares authorized (in shares)		100,000,000
Common stock, shares issued (in shares)		25,109,551
Common stock, shares outstanding (in shares)		25,109,551

[1]	This activity reflects the issuance of the AON LLC Class C Units, the conversion of AON LLC Class C Units to AON LLC Series A Preferred Units, and the exchange of AON LLC Series A Preferred Units for Series A Preferred Stock, in accordance with the Business Combination. Refer to Note - 1 for the description of the Business Combination and Note 12 for the summary of equity instruments.
[2]	Includes related party operating right-of-use assets, net of $10,931 and $13,077 at December 31, 2023 and 2022, respectively
[3]	Includes amounts due to related party of $120,857 and $102,113 at December 31, 2023 and 2022, respectively
[4]	Includes related party current portion of operating lease liabilities of $1,888 and $1,836 at December 31, 2023 and 2022, respectively
[5]	Includes related party long-term operating lease liabilities of $9,472 and $11,631 at December 31, 2023 and 2022, respectively